ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
Accounts Payable And Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]	16. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	As at December 31,
	2022	2021
Trade payables	31,719	30,100
Accrued liabilities	34,997	25,560
	66,716	55,660